Investment in film and television programs - Continuity of investment in film and television programs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Inventories [Abstract]
Net opening investment in film and television programs	$ 186,008	$ 195,180
Increase/(decrease) in development costs	(553)	434
Cost of productions (completed and released and productions in progress), net of assistance	32,840	33,088
Expense of investment in film and television programs	(40,165)	(33,554)
Write-down of investment in film and television programs	(21,385)	(4,779)
Increase of program and film rights - broadcasting	13,523	14,110
Expense of program and film rights - broadcasting	(14,919)	(18,546)
Write-down of program and film rights - broadcasting	(2,832)	(2,787)
Foreign exchange	(3,956)	2,862
Net ending investment in film and television programs	$ 148,561	$ 186,008